Stock-based Compensation - Summary of Warrant Awards (Details) - Parent Company [Member] - Warrant [Member] - $ / shares shares in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	600	1,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 13.13
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Options Nonvested Weighted Average Grant Date Fair Value		$ 3.22
Granted	$ 13.13
Granted	$ 3.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	600
Exercised	$ 13.13
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 3.22
Stock options outstanding and expected to vest	600
Stock options outstanding and expected to vest	$ 13.13		$ 13.125
Restricted award expected to vest	$ 3.22